UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 21598 )

Exact name of registrant as specified in charter: Putnam RetirementReady Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2007

Date of reporting period: April 30, 2007

Item 1. Schedule of Investments:

Putnam RetirementReady Funds
The fund's portfolios
4/30/07 (Unaudited)

2050 Fund
EQUITY FUNDS* 95.2%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	170,501	$ 2,168,778
Putnam Fund for Growth and Income (Class Y)	174,690	3,645,786
Putnam International Equity Fund (Class Y)	128,512	4,397,664
Putnam Voyager Fund (Class Y)	186,263	3,639,586

Total Equity Funds (cost $13,240,868)		$ 13,851,814

FIXED INCOME FUNDS* 4.8%	Shares	Value

Putnam Income Fund (Class Y)	82,912	$ 565,457
Putnam Money Market Fund (Class A)	136,234	136,234

Total Fixed Income Funds (cost $698,991)		$ 701,691

TOTAL INVESTMENTS

Total investments (cost $13,939,859) (a)		$ 14,553,505

* Percentages indicated are based on net assets of $14,547,827

2045 Fund
EQUITY FUNDS* 95.2%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	445,368	$ 5,665,078
Putnam Fund for Growth and Income (Class Y)	456,172	9,520,310
Putnam International Equity Fund (Class Y)	335,714	11,488,142
Putnam Voyager Fund (Class Y)	486,429	9,504,813

Total Equity Funds (cost $34,214,389)		$ 36,178,343

FIXED INCOME FUNDS* 4.8%	Shares	Value

Putnam Income Fund (Class Y)	216,281	$ 1,475,038
Putnam Money Market Fund (Class A)	353,848	353,848

Total Fixed Income Funds (cost $1,814,608)		$ 1,828,886

TOTAL INVESTMENTS

Total investments (cost $36,028,997) (a)		$ 38,007,229

* Percentages indicated are based on net assets of $37,993,459

Putnam RetirementReady Funds
The fund's portfolios
4/30/07 (Unaudited)

2040 Fund
EQUITY FUNDS* 90.4%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	542,847	$ 6,905,010
Putnam Fund for Growth and Income (Class Y)	571,894	11,935,443
Putnam International Equity Fund (Class Y)	409,331	14,007,313
Putnam Voyager Fund (Class Y)	609,857	11,916,596

Total Equity Funds (cost $41,845,698)		$ 44,764,362

FIXED INCOME FUNDS* 9.7%	Shares	Value

Putnam Income Fund (Class Y)	493,902	$ 3,368,415
Putnam Money Market Fund (Class A)	1,425,764	1,425,764

Total Fixed Income Funds (cost $4,762,950)		$ 4,794,179

TOTAL INVESTMENTS

Total investments (cost $46,608,648) (a)		$ 49,558,541

* Percentages indicated are based on net assets of $49,538,744

2035 Fund
EQUITY FUNDS* 85.5%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	777,574	$ 9,890,745
Putnam Fund for Growth and Income (Class Y)	845,459	17,644,720
Putnam International Equity Fund (Class Y)	586,250	20,061,490
Putnam Voyager Fund (Class Y)	901,553	17,616,335

Total Equity Funds (cost $60,402,339)		$ 65,213,290

FIXED INCOME FUNDS* 14.6%	Shares	Value

Putnam Income Fund (Class Y)	1,197,467	$ 8,166,723
Putnam Money Market Fund (Class A)	2,946,658	2,946,658

Total Fixed Income Funds (cost $11,044,160)		$ 11,113,381

TOTAL INVESTMENTS

Total investments (cost $71,446,499) (a)		$ 76,326,671

* Percentages indicated are based on net assets of $76,297,192

Putnam RetirementReady Funds
The fund's portfolios
4/30/07 (Unaudited)

2030 Fund
EQUITY FUNDS* 80.6%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	949,645	$ 12,079,485
Putnam Fund for Growth and Income (Class Y)	1,069,824	22,327,231
Putnam International Equity Fund (Class Y)	716,265	24,510,599
Putnam Voyager Fund (Class Y)	1,140,914	22,293,465

Total Equity Funds (cost $75,263,953)		$ 81,210,780

FIXED INCOME FUNDS* 19.5%	Shares	Value

Putnam Income Fund (Class Y)	2,014,455	$ 13,738,583
Putnam Money Market Fund (Class A)	5,861,606	5,861,606

Total Fixed Income Funds (cost $19,470,487)		$ 19,600,189

TOTAL INVESTMENTS

Total investments (cost $94,734,440) (a)		$ 100,810,969

* Percentages indicated are based on net assets of $100,770,508

2025 Fund
EQUITY FUNDS* 75.7%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	1,159,459	$ 14,748,320
Putnam Fund for Growth and Income (Class Y)	1,360,165	28,386,644
Putnam International Equity Fund (Class Y)	874,480	29,924,705
Putnam Voyager Fund (Class Y)	1,450,472	28,342,221

Total Equity Funds (cost $93,454,767)		$ 101,401,890

FIXED INCOME FUNDS* 24.4%	Shares	Value

Putnam Income Fund (Class Y)	3,258,902	$ 22,225,711
Putnam Money Market Fund (Class A)	10,433,116	10,433,116

Total Fixed Income Funds (cost $32,466,662)		$ 32,658,827

TOTAL INVESTMENTS

Total investments (cost $125,921,429) (a)		$ 134,060,717

* Percentages indicated are based on net assets of $134,003,331

Putnam RetirementReady Funds
The fund's portfolios
4/30/07 (Unaudited)

2020 Fund
EQUITY FUNDS* 65.8%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	1,248,566	$ 15,881,758
Putnam Fund for Growth and Income (Class Y)	1,534,463	32,024,237
Putnam International Equity Fund (Class Y)	706,424	24,173,841
Putnam Voyager Fund (Class Y)	1,636,359	31,974,459

Total Equity Funds (cost $96,582,851)		$ 104,054,295

FIXED INCOME FUNDS* 34.2%	Shares	Value

Putnam Income Fund (Class Y)	5,675,422	$ 38,706,375
Putnam Money Market Fund (Class A)	15,456,227	15,456,227

Total Fixed Income Funds (cost $53,831,602)		$ 54,162,602

TOTAL INVESTMENTS

Total investments (cost $150,414,453) (a)		$ 158,216,897

* Percentages indicated are based on net assets of $158,160,116

2015 Fund
EQUITY FUNDS* 49.8%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	990,288	$ 12,596,460
Putnam Fund for Growth and Income (Class Y)	1,081,640	22,573,803
Putnam International Equity Fund (Class Y)	332,073	11,363,543
Putnam Voyager Fund (Class Y)	1,153,498	22,539,331

Total Equity Funds (cost $64,837,053)		$ 69,073,137

FIXED INCOME FUNDS* 50.2%	Shares	Value

Putnam Income Fund (Class Y)	6,598,112	$ 44,999,127
Putnam Money Market Fund (Class A)	24,553,997	24,553,997

Total Fixed Income Funds (cost $69,142,997)		$ 69,553,124

TOTAL INVESTMENTS

Total investments (cost $133,980,050) (a)		$ 138,626,261

* Percentages indicated are based on net assets of $138,570,587

Putnam RetirementReady Funds
The fund's portfolios
4/30/07 (Unaudited)

2010 Fund
EQUITY FUNDS* 29.7%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	283,982	$ 3,612,252
Putnam Fund for Growth and Income (Class Y)	383,847	8,010,885
Putnam International Equity Fund (Class Y)	42,850	1,466,318
Putnam Voyager Fund (Class Y)	409,342	7,998,534

Total Equity Funds (cost $19,926,002)		$ 21,087,989

FIXED INCOME FUNDS* 70.4%	Shares	Value

Putnam Income Fund (Class Y)	4,438,921	$ 30,273,443
Putnam Money Market Fund (Class A)	19,741,539	19,741,539

Total Fixed Income Funds (cost $49,726,630)		$ 50,014,982

TOTAL INVESTMENTS

Total investments (cost $69,652,632) (a)		$ 71,102,971

* Percentages indicated are based on net assets of $71,068,763

Maturity Fund
EQUITY FUNDS* 25.6%	Shares	Value

Putnam Capital Opportunities Fund (Class Y)	161,644	$ 2,056,110
Putnam Fund for Growth and Income (Class Y)	198,626	4,145,327
Putnam International Equity Fund (Class Y)	-	-
Putnam Voyager Fund (Class Y)	211,813	4,138,827

Total Equity Funds (cost $9,900,213)		$ 10,340,264

FIXED INCOME FUNDS* 74.5%	Shares	Value

Putnam Income Fund (Class Y)	2,644,641	$ 18,036,452
Putnam Money Market Fund (Class A)	12,036,692	12,036,692

Total Fixed Income Funds (cost $29,909,390)		$ 30,073,144

TOTAL INVESTMENTS

Total investments (cost $39,809,603) (a)		$ 40,413,408

* Percentages indicated are based on net assets of $40,393,393

NOTES

(a) The aggregate identified cost on a tax basis as of period end were as follows:

				Cost for
			Net	Federal
	Unrealized	Unrealized	Unrealized	Income Tax
	Appreciation	(Depreciation)	Appreciation/(Depreciation)	Purposes

RetirementReady
2050 Fund	$ 642,305	$ (37,629)	$ 604,676	$ 13,948,829
2045 Fund	2,043,443	(91,921)	1,951,522	36,055,707
2040 Fund	2,980,676	(76,621)	2,904,055	46,654,486
2035 Fund	4,882,060	(81,969)	4,800,091	71,526,580
2030 Fund	6,033,221	(111,502)	5,921,719	94,889,250
2025 Fund	8,086,549	(134,504)	7,952,045	126,108,672
2020 Fund	7,616,274	(117,148)	7,499,126	150,717,771
2015 Fund	4,402,343	(136,684)	4,265,659	134,360,602
2010 Fund	1,050,505	(35,933)	1,014,572	70,088,399
Maturity Fund	412,932	(53,675)	359,257	40,054,151

Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open. Each underlying Putnam Fund values its investments for which market quotations are readily available at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, each underlying Putnam Fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the underlying Putnam Fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that each underlying Putnam Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Transactions with affiliated issuers

Transactions during the period with companies in which the fund owned at least 5% or more of the outstanding voting securities, or a company which is under common ownership or control were as follows:

RetirementReady 2050 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Market value

Putnam Capital Opportunities Fund	$ 2,105,933	$ 607,925	$ 127,595	$ 2,168,778

Putnam Fund for Growth and Income	3,525,316	959,618	17,125	3,645,786

Putnam International Equity Fund	4,065,601	1,275,062	55,788	4,397,664

Putnam Voyager Fund	3,348,344	944,885	-	3,639,586

Putnam Income Fund	549,641	151,273	11,714	565,457

Putnam Money Market Fund	149,830	52,298	2,860	136,234

Totals	$ 13,744,665	$ 3,991,061	$ 215,082	$ 14,553,505

Market values are shown for those securities affiliated at period end.

RetirementReady 2045 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Market value

Putnam Capital Opportunities Fund	$ 4,322,004	$ 2,720,614	$ 564,772	$ 5,665,078

Putnam Fund for Growth and Income	7,203,797	4,384,143	73,834	9,520,310

Putnam International Equity Fund	7,932,070	5,742,250	240,445	11,488,142

Putnam Voyager Fund	6,403,086	4,292,301	-	9,504,813

Putnam Income Fund	1,090,707	689,259	46,611	1,475,038

Putnam Money Market Fund	333,781	229,949	10,919	353,848

Totals	$ 27,285,445	$ 18,058,516	$ 936,581	$ 38,007,229

Market values are shown for those securities affiliated at period end.

RetirementReady 2040 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Market value

Putnam Capital Opportunities Fund	$ 4,337,143	$ 2,565,660	$ 698,038	$ 6,905,010

Putnam Fund for Growth and Income	7,431,489	4,217,813	92,804	11,935,443

Putnam International Equity Fund	7,870,229	5,952,129	291,728	14,007,313

Putnam Voyager Fund	6,398,739	4,095,101	-	11,916,596

Putnam Income Fund	2,364,065	1,171,750	104,091	3,368,415

Putnam Money Market Fund	981,191	594,680	45,806	1,425,764

Totals	$ 29,382,856	$ 18,597,133	$ 1,232,467	$ 49,558,541

Market values are shown for those securities affiliated at period end.

RetirementReady 2035 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Market value

Putnam Capital Opportunities Fund	$ 5,397,619	$ 3,536,759	$ 1,004,713	$ 9,890,745

Putnam Fund for Growth and Income	9,576,374	6,685,879	142,560	17,644,720

Putnam International Equity Fund	9,609,631	7,749,275	419,830	20,061,490

Putnam Voyager Fund	7,983,393	5,806,160	-	17,616,335

Putnam Income Fund	4,768,636	2,728,614	258,692	8,166,723

Putnam Money Market Fund	1,730,289	1,138,116	98,414	2,946,658

Totals	$ 39,065,942	$ 27,644,803	$ 1,924,209	$ 76,326,671

Market values are shown for those securities affiliated at period end.

RetirementReady 2030 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Market value

Putnam Capital Opportunities Fund	$ 6,550,469	$ 5,766,783	$ 1,375,019	$ 12,079,485

Putnam Fund for Growth and Income	11,964,106	10,263,513	199,175	22,327,231

Putnam International Equity Fund	11,550,125	13,490,416	575,863	24,510,599

Putnam Voyager Fund	9,739,231	9,924,807	-	22,293,465

Putnam Income Fund	6,944,809	6,319,327	490,328	13,738,583

Putnam Money Market Fund	4,156,705	2,811,702	202,689	5,861,606

Totals	$ 50,905,445	$ 48,576,548	$ 2,843,074	$ 100,810,969

Market values are shown for those securities affiliated at period end.

RetirementReady 2025 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Market value

Putnam Capital Opportunities Fund	$ 7,571,062	$ 6,942,059	$ 1,684,288	$ 14,748,320

Putnam Fund for Growth and Income	14,378,818	12,874,716	253,812	28,386,644

Putnam International Equity Fund	13,215,027	16,431,534	697,928	29,924,705

Putnam Voyager Fund	11,531,040	12,428,969	-	28,342,221

Putnam Income Fund	11,580,114	9,834,923	781,633	22,225,711

Putnam Money Market Fund	5,475,259	4,941,106	370,882	10,433,116

Totals	$ 63,751,320	$ 63,453,307	$ 3,788,543	$ 134,060,717

Market values are shown for those securities affiliated at period end.

RetirementReady 2020 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Market value

Putnam Capital Opportunities Fund	$ 7,791,833	$ 8,152,426	$ 1,875,402	$ 15,881,758

Putnam Fund for Growth and Income	15,429,258	15,868,461	296,862	32,024,237

Putnam International Equity Fund	10,095,659	14,958,782	582,968	24,173,841

Putnam Voyager Fund	12,084,821	15,304,183	-	31,974,459

Putnam Income Fund	18,155,055	18,432,480	1,408,301	38,706,375

Putnam Money Market Fund	7,516,237	7,785,576	575,172	15,456,227

Totals	$ 71,072,863	$ 80,501,908	$ 4,738,705	$ 158,216,897

Market values are shown for those securities affiliated at period end.

RetirementReady 2015 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Market value

Putnam Capital Opportunities Fund	$ 7,302,064	$ 8,231,936	$ 1,586,965	$ 12,596,460

Putnam Fund for Growth and Income	13,201,158	13,587,515	218,319	22,573,803

Putnam International Equity Fund	5,948,659	8,272,528	292,071	11,363,543

Putnam Voyager Fund	10,451,653	12,694,507	-	22,539,331

Putnam Income Fund	25,342,459	22,377,904	1,682,735	44,999,127

Putnam Money Market Fund	15,904,175	12,362,268	901,501	24,553,997

Totals	$ 78,150,168	$ 77,526,658	$ 4,681,591	$ 138,626,261

Market values are shown for those securities affiliated at period end.

RetirementReady 2010 Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Market value

Putnam Capital Opportunities Fund	$ 1,815,338	$ 3,522,797	$ 490,564	$ 3,612,252

Putnam Fund for Growth and Income	4,095,374	6,799,053	87,863	8,010,885

Putnam International Equity Fund	667,229	2,097,498	40,517	1,466,318

Putnam Voyager Fund	3,031,390	6,516,164	-	7,998,534

Putnam Income Fund	14,117,956	20,556,153	1,228,707	30,273,443

Putnam Money Market Fund	10,606,819	13,475,658	779,378	19,741,539

Totals	$ 34,334,106	$ 52,967,323	$ 2,627,029	$ 71,102,971

Market values are shown for those securities affiliated at period end.

RetirementReady Maturity Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Market value

Putnam Capital Opportunities Fund	$ 1,209,370	$ 1,455,922	$ 289,359	$ 2,056,110

Putnam Fund for Growth and Income	2,401,226	2,881,059	42,071	4,145,327

Putnam International Equity Fund	-	-	-	-

Putnam Voyager Fund	1,857,992	2,772,897	-	4,138,827

Putnam Income Fund	8,877,565	11,869,943	716,009	18,036,452

Putnam Money Market Fund	6,306,298	7,887,226	473,649	12,036,692

Totals	$ 20,652,451	$ 26,867,047	$ 1,521,088	$ 40,413,408

Market values are shown for those securities affiliated at period end.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam RetirementReady Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: June 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: June 29, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: June 29, 2007